Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Wachovia Securities
Wells Fargo
July 25, 2006
June 29, 2006
June 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Delinquency Summary 120+ Breakdown
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
08/22/2006 12:38 pm
Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Aug-06
Accrual Periods:
Begin End
Determination Date:
15-Aug-06
Certificates 7/25/2006 8/24/2006
Record Date:
24-Aug-06
Original
Beginning
Class Interest
Net WAC
Applied
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Realized Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $373,000,000.00 $366,286,946.58 $8,082,619.89 $1,714,273.78 $0.00 $9,796,893.67 $0.00 $0.00 $358,204,326.69
A-2 $154,400,000.00 $154,400,000.00 $0.00 $735,909.00 $0.00 $735,909.00 $0.00 $0.00 $154,400,000.00
A-3 $132,689,000.00 $132,689,000.00 $0.00 $642,712.34 $0.00 $642,712.34 $0.00 $0.00 $132,689,000.00
M-1 $9,644,000.00 $9,644,000.00 $0.00 $47,128.35 $0.00 $47,128.35 $0.00 $0.00 $9,644,000.00
M-2 $8,572,000.00 $8,572,000.00 $0.00 $41,963.51 $0.00 $41,963.51 $0.00 $0.00 $8,572,000.00
M-3 $5,357,000.00 $5,357,000.00 $0.00 $26,270.88 $0.00 $26,270.88 $0.00 $0.00 $5,357,000.00
M-4 $5,000,000.00 $5,000,000.00 $0.00 $24,821.53 $0.00 $24,821.53 $0.00 $0.00 $5,000,000.00
M-5 $4,286,000.00 $4,286,000.00 $0.00 $21,350.83 $0.00 $21,350.83 $0.00 $0.00 $4,286,000.00
M-6 $3,929,000.00 $3,929,000.00 $0.00 $19,809.25 $0.00 $19,809.25 $0.00 $0.00 $3,929,000.00
B-1 $2,500,000.00 $2,500,000.00 $0.00 $13,530.21 $0.00 $13,530.21 $0.00 $0.00 $2,500,000.00
B-2 $2,500,000.00 $2,500,000.00 $0.00 $13,853.13 $0.00 $13,853.13 $0.00 $0.00 $2,500,000.00
B-3 $3,569,000.00 $3,569,000.00 $0.00 $20,084.05 $0.00 $20,084.05 $0.00 $0.00 $3,569,000.00
X* $8,936,895.71 $8,936,895.71 $0.00 $652,806.46 $0.00 $652,806.46 $0.00 N/A $8,936,895.71
P $100.00 $100.00 $0.00 $4,644.00 $0.00 $4,644.00 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $705,446,000.00 $698,732,946.58 $8,082,619.89 $3,979,157.32 $0.00 $12,061,777.21 $0.00 $0.00 $690,650,326.69
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 92978EAA2
$21.66922223 $4.59590826 NA $26.26513048 $0.00000000 $0.00000000 $960.33331552 5.43500%
A-2 92978EAB0 $0.00000000 $4.76625000 NA $4.76625000 $0.00000000 $0.00000000 $1,000.00000000 5.53500%
A-3 92978EAC8 $0.00000000 $4.84374997 NA $4.84374997 $0.00000000 $0.00000000 $1,000.00000000 5.62500%
M-1 92978EAD6 $0.00000000 $4.88680527 NA $4.88680527 $0.00000000 $0.00000000 $1,000.00000000 5.67500%
M-2 92978EAE4 $0.00000000 $4.89541647 NA $4.89541647 $0.00000000 $0.00000000 $1,000.00000000 5.68500%
M-3 92978EAF1 $0.00000000 $4.90402837 NA $4.90402837 $0.00000000 $0.00000000 $1,000.00000000 5.69500%
M-4 92978EAG9 $0.00000000 $4.96430600 NA $4.96430600 $0.00000000 $0.00000000 $1,000.00000000 5.76500%
M-5 92978EAH7
$0.00000000 $4.98152823 NA $4.98152823 $0.00000000 $0.00000000 $1,000.00000000 5.78500%
M-6 92978EAJ3 $0.00000000 $5.04180453 NA $5.04180453 $0.00000000 $0.00000000 $1,000.00000000 5.85500%
B-1 92978EAK0 $0.00000000 $5.41208400 NA $5.41208400 $0.00000000 $0.00000000 $1,000.00000000 6.28500%
B-2 92978EAL8 $0.00000000 $5.54125200 NA $5.54125200 $0.00000000 $0.00000000 $1,000.00000000 6.32749%
B-3 92978EAM6 $0.00000000 $5.62736061 NA $5.62736061 $0.00000000 $0.00000000 $1,000.00000000 6.32749%
X 92978EAP9 $0.00000000 $73.04622110 NA $73.04622110 $0.00000000 $0.00000000 $1,000.00000000 NA
P 92978EAN4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.38500%

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
August 25, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.43500% $1,714,273.78 $0.00 $0.00 $0.00 $0.00 $0.00 $1,714,273.78 $0.00
A-2 5.53500% $735,909.00 $0.00 $0.00 $0.00 $0.00 $0.00 $735,909.00 $0.00
A-3 5.62500% $642,712.34 $0.00 $0.00 $0.00 $0.00 $0.00 $642,712.34 $0.00
M-1 5.67500% $47,128.35 $0.00 $0.00 $0.00 $0.00 $0.00 $47,128.35 $0.00
M-2 5.68500% $41,963.51 $0.00 $0.00 $0.00 $0.00 $0.00 $41,963.51 $0.00
M-3 5.69500% $26,270.88 $0.00 $0.00 $0.00 $0.00 $0.00 $26,270.88 $0.00
M-4 5.76500% $24,821.53 $0.00 $0.00 $0.00 $0.00 $0.00 $24,821.53 $0.00
M-5 5.78500% $21,350.83 $0.00 $0.00 $0.00 $0.00 $0.00 $21,350.83 $0.00
M-6 5.85500% $19,809.25 $0.00 $0.00 $0.00 $0.00 $0.00 $19,809.25 $0.00
B-1 6.28500% $13,530.21 $0.00 $0.00 $0.00 $0.00 $0.00 $13,530.21 $0.00
B-2 6.32749% $13,621.67 $0.00 $231.46 $231.46 $0.00 $0.00 $13,621.67 $0.00
B-3 6.32749% $19,446.30 $0.00 $637.75 $637.75 $0.00 $0.00 $19,446.30 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts
(3) Represents non-Remic Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic Regular Interest payments to the Class X

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
August 25, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Current Advances $0.00 Servicer Remittance $11,944,596.32
Outstanding Advances $0.00 Net Payments to Trust from Swap Counterparty $118,655.20
Reimbursed Advances $0.00 Net Funds from Supplemental Interest $0.00
$12,063,251.52
Distributions (B):
Trustee Fee
$1,474.31
Net Payments to Counterparty from Swap Trust $0.00
Supplemental Interest Trust*:
Total Interest distributed $3,979,157.32
Swap Notional Balance $706,631,460.76 Total Principal distributed $8,082,619.89
$12,063,251.52
Deposit: Investment Income $0.00
Deposit: Net Counterparty Payment $118,655.20 (A)-(B): -
Deposit: Counterparty Termination Payment $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00
Miscellaneous Expenses:
Withdrawal : to pay interest on certificates $0.00 Withdrawal pursuant to Section 3.08(a)(viii):
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Amount of Withdrawal: $0.00
Withdrawal : to pay Deferred Amounts $0.00 Purpose of Withdrawal:
Withdrawal : to X, remaining amounts $118,655.20 Expenses or indemnification amount paid by Trust: $0.00
* All payments to Trust represent non-Remic Regular Interests payments to respective class.
Purpose of Expense or indemnification
ACCOUNT ACTIVITY

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
August 25, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $534,151.26
A) Rolling 6-Month Delinquency Average 0.000%
B) Ending Collateral Balance $699,587,222.40 1) as additional principal to certificates $0.00
C) 40.00% of Required % 19.296% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Remaining Amounts to X $534,151.26
E) Cumulative Realized Losses/Cut-off Balance 0.000%
F) Applicable Cumulative Loss % 100.000%
(B): $534,151.26
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.00% of Required %(A >= C)
NO (A)-(B) ($0.00)
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$8,936,895.71
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $8,936,895.71
Overcollateralization Amount (after distributions) $8,936,895.71
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
0.000000%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Class A Bal less than or equal to 84.8% of Ending Bal NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
707,669,842.29
8,082,619.89
0.00
699,587,222.40
74,262.44
7,834,075.92
174,281.53
0.00
0.00
8,082,619.89
4,004,764.07
147,431.64
0.00
0.00
0.00
0.00
0.00
3,857,332.43
4,644.00
0.00
11,944,596.32
0.00
147,431.64
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,455
2,429
0.9884200000
6.79090%
6.53840%
12.53806%
0.00
0.00
0.00
0.00
172,000.00
1
0
0.00
GROUP:
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,429
699,587,222.40
699,875,305.33
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,429
699,587,222.40
699,875,305.33
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Total
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Foreclosure
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance
%
0K to 99.99K
87 6,927,862.89 0.99%
100K to 199.99K
795 122,239,618.71 17.47%
200K to 299.99K
704 173,042,518.31 24.73%
300K to 399.99K
393 135,161,696.81 19.32%
400K to 499.99K
210 92,853,424.91 13.27%
500K to 599.99K
107 57,911,603.60 8.28%
600K to 699.99K
53 33,722,176.41 4.82%
700K to 799.99K
27 20,031,021.25 2.86%
800K to 899.99K
16 13,567,371.39 1.94%
900K to 999.99K
15 14,482,156.17 2.07%
1000K to 1099.99K
5 5,000,000.00 0.71%
1100K to 1199.99K
4 4,666,640.52 0.67%
1200K to 1299.99K
2 2,475,250.00 0.35%
1300K to 1399.99K
5 6,702,127.34 0.96%
1400K to 1499.99K
3 4,448,754.09 0.64%
1800K to 1899.99K
1 1,885,000.00 0.27%
2000K to 2099.99K
1 2,000,000.00 0.29%
2400K to 2499.99K
1 2,470,000.00 0.35%
Total
2,429
699,587,222.40
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1800K to 1899.99K
2000K to 2099.99K 2400K to 2499.99K
Balance
Count
Balance ($)
%
5.50% - 5.99%
28 7,749,182.65 1.11%
6.00% - 6.49%
549 149,992,390.14 21.44%
6.50% - 6.99%
1,119 320,634,566.36 45.83%
7.00% - 7.49%
525 157,592,563.54 22.53%
7.50% - 7.99%
174 56,753,950.42 8.11%
8.00% - 8.49%
34 6,864,569.29 0.98%
Total
2,429
699,587,222.40
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.79%
Count
Balance ($)
%
2.00% - 2.99%
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
11.00% - 11.99%
28 7,749,182.65 1.11%
12.00% - 12.99%
1,670 470,859,487.56 67.31%
13.00% - 13.99%
697 214,113,982.90 30.61%
14.00% - 14.99%
34 6,864,569.29 0.98%
Total
2,429
699,587,222.40
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.79%
Count
Balance ($)
%
12
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Indices
Index
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2 Units
130 40,060,528.85 5.73%
3 Units
63 22,542,133.66 3.22%
4 Units
32 11,748,774.76 1.68%
Condominium
260 59,709,234.89 8.53%
Cooperative
3 807,410.08 0.12%
Other
10 2,975,933.24 0.43%
Single Family
1,931 561,743,206.92 80.30%
Total
2,429
699,587,222.40
100.00%
Property Type
Type
Count
Balance ($)
%
2006
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
2 99,510.88 0.01%
20.00% - 24.99%
2 389,966.67 0.06%
25.00% - 29.99%
6 817,544.96 0.12%
30.00% - 34.99%
6 1,343,485.40 0.19%
35.00% - 39.99%
9 1,617,036.11 0.23%
40.00% - 44.99%
15 4,311,810.56 0.62%
45.00% - 49.99%
18 5,610,160.19 0.80%
50.00% - 54.99%
27 8,710,131.18 1.25%
55.00% - 59.99%
48 16,650,157.39 2.38%
60.00% - 64.99%
61 21,697,310.11 3.10%
65.00% - 69.99%
116 44,168,095.10 6.31%
70.00% - 74.99%
195 63,338,432.39 9.05%
75.00% - 79.99%
343 102,681,959.20 14.68%
80.00% - 84.99%
1,538 419,700,251.26 59.99%
85.00% - 89.99%
13 2,838,483.36 0.41%
90.00% - 94.99%
18 3,284,998.17 0.47%
95.00% - 99.99%
12 2,327,889.47 0.33%
Total
2,429 699,587,222.40 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
337 - 360
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Count
Balance ($)
%
337 - 360
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
337 - 360
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
2,429 699,587,222.40 100.00%
Total
2,429
699,587,222.40
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
ALABAMA
1 240,000.00 0.03%
ARIZONA
181 41,611,288.32 5.95%
CALIFORNIA
629 243,893,806.46 34.86%
COLORADO
150 31,623,757.32 4.52%
CONNECTICUT
47 18,418,878.82 2.63%
DELAWARE
4 2,209,523.36 0.32%
DISTRICT OF COLUMBIA
4 1,554,000.00 0.22%
FLORIDA
300 72,018,245.95 10.29%
GEORGIA
53 9,403,981.41 1.34%
IDAHO
2 581,743.17 0.08%
ILLINOIS
206 55,467,755.60 7.93%
INDIANA
11 1,871,837.75 0.27%
IOWA
2 363,704.00 0.05%
KANSAS
14 2,581,665.98 0.37%
LOUISIANA
1 104,011.67 0.01%
MAINE
4 1,499,499.75 0.21%
MARYLAND
47 15,674,299.08 2.24%
MASSACHUSETTS
65 20,706,319.89 2.96%
MICHIGAN
22 3,632,314.81 0.52%
MINNESOTA
34 6,313,331.12 0.90%
MISSISSIPPI
1 294,364.12 0.04%
MISSOURI
22 3,501,184.07 0.50%
MONTANA
1 196,000.00 0.03%
NEBRASKA
3 300,551.82 0.04%
NEVADA
42 11,330,517.52 1.62%
NEW HAMPSHIRE
18 3,669,260.19 0.52%
NEW JERSEY
40 15,432,129.34 2.21%
NEW MEXICO
2 671,199.99 0.10%
NEW YORK
82 33,094,463.61 4.73%
NORTH CAROLINA
36 8,161,213.19 1.17%
NORTH DAKOTA
2 256,270.87 0.04%
OHIO
31 4,259,153.70 0.61%
OKLAHOMA
1 115,316.96 0.02%
OREGON
68 14,157,537.02 2.02%
PENNSYLVANIA
9 1,681,485.77 0.24%
RHODE ISLAND
37 8,376,351.26 1.20%
SOUTH CAROLINA
4 598,161.29 0.09%
SOUTH DAKOTA
4 1,153,651.19 0.16%
TENNESSEE
14 1,744,385.74 0.25%
UTAH
34 6,815,944.49 0.97%
VIRGINIA
29 9,669,599.52 1.38%
WASHINGTON
166 43,581,793.05 6.23%
WEST VIRGINIA
1 140,247.43 0.02%
WISCONSIN
5 616,475.80 0.09%
Total
2,429
699,587,222.40
100.00%
Geographic Distribution by State
State
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
ILLINOIS
WASHINGTON
ARIZONA
NEW YORK
COLORADO
MASSACHUSETTS
CONNECTICUT
MARYLAND
NEW JERSEY
OREGON
NEVADA
VIRGINIA
GEORGIA
RHODE ISLAND
NORTH CAROLINA
UTAH
MINNESOTA
OHIO
NEW HAMPSHIRE
MICHIGAN
MISSOURI
KANSAS
DELAWARE
INDIANA
TENNESSEE
PENNSYLVANIA
DISTRICT OF
COLUMBIA
MAINE
SOUTH DAKOTA
NEW MEXICO
WISCONSIN
SOUTH CAROLINA
IDAHO
IOWA
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
ALABAMA
MONTANA
WEST VIRGINIA
OKLAHOMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,429
699,587,222.40
100.00%
699,875,305.33
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,429
699,587,222.40
699,875,305.33
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,429
699,587,222.40
100.00%
699,875,305.33
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,429
699,587,222.40
100.00%
699,875,305.33
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
12.77%
8,008,357.45
12.77%
8,008,357.45
Life CPR
Percentage
Amount ($)
12.90% 12.90%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Amount ($)
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
26 7,838,351.00 7,834,075.92 0.00 707,669,842.29
1.11%
98.89%
1
Prepayment 1.11%
Liquidation 0.00%
Beginning Balance 98.89%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284000017 320,000.00 319,999.17 319,999.17 0.00 0.00 0.00 N/A 08/02/2006 0.00 6.500% 0.00
1284000544 336,000.00 336,000.00 336,000.00 0.00 0.00 0.00 N/A 08/01/2006 0.00 7.250% 0.00
1284000690 231,000.00 231,000.00 231,000.00 0.00 0.00 0.00 N/A 07/26/2006 0.00 6.250% 0.00
1284000813 303,200.00 303,200.00 303,200.00 0.00 0.00 0.00 N/A 07/31/2006 0.00 7.375% 0.00
1284000978 417,000.00 417,000.00 417,000.00 0.00 0.00 0.00 N/A 07/24/2006 0.00 7.000% 0.00
1284001029 329,750.00 329,750.00 329,750.00 0.00 0.00 0.00 N/A 08/01/2006 0.00 6.875% 0.00
1284001143 311,780.00 311,779.27 311,779.27 0.00 0.00 0.00 N/A 07/27/2006 0.00 7.125% 0.00
1284001401 179,200.00 179,200.00 179,200.00 0.00 0.00 0.00 N/A 07/18/2006 0.00 7.125% 0.00
1284001416 217,000.00 217,000.00 217,000.00 0.00 0.00 0.00 N/A 07/20/2006 0.00 6.500% 0.00
1284001501 960,000.00 960,000.00 960,000.00 0.00 0.00 0.00 N/A 07/25/2006 0.00 7.375% 0.00
1284001533 120,000.00 119,998.46 119,998.46 0.00 0.00 0.00 N/A 07/21/2006 0.00 7.000% 0.00
1284001549 352,800.00 352,800.00 352,800.00 0.00 0.00 0.00 N/A 08/02/2006 0.00 6.875% 0.00
1284001623 300,300.00 300,112.79 300,112.79 0.00 0.00 0.00 N/A 07/19/2006 0.00 7.000% 0.00
1284001650 172,000.00 172,000.00 172,000.00 0.00 0.00 0.00 N/A 07/03/2006 0.00 6.750% 4,644.00
1284001724 68,000.00 67,861.63 67,861.63 0.00 0.00 0.00 N/A 08/02/2006 0.00 7.000% 0.00
1284001857 359,000.00 358,979.40 358,979.40 0.00 0.00 0.00 N/A 07/24/2006 0.00 6.125% 0.00
1284002179 209,950.00 209,256.94 209,256.94 0.00 0.00 0.00 N/A 07/24/2006 0.00 7.125% 0.00
1284002180 140,600.00 140,076.43 140,076.43 0.00 0.00 0.00 N/A 07/20/2006 0.00 6.875% 0.00
1284002218 284,000.00 282,989.37 282,989.37 0.00 0.00 0.00 N/A 07/14/2006 0.00 6.625% 0.00
1284002441 290,320.00 290,320.00 289,000.00 0.00 0.00 0.00 N/A 08/01/2006 0.00 6.875% 0.00
1284002463 257,327.00 257,327.00 257,327.00 0.00 0.00 0.00 N/A 08/11/2006 0.00 6.375% 0.00
1284002479 340,800.00 340,800.00 340,800.00 0.00 0.00 0.00 N/A 07/28/2006 0.00 6.375% 0.00
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284002502 732,274.00 732,274.00 732,274.00 0.00 0.00 0.00 N/A 08/09/2006 0.00 6.625% 0.00
1284002555 335,000.00 334,711.57 334,711.57 0.00 0.00 0.00 N/A 07/28/2006 0.00 6.750% 0.00
1284002572 107,250.00 107,159.89 107,159.89 0.00 0.00 0.00 N/A 07/17/2006 0.00 6.875% 0.00
1284002751 163,800.00 163,800.00 163,800.00 0.00 0.00 0.00 N/A 07/24/2006 0.00 6.500% 0.00
Total:
26
7,838,351.00
7,835,395.92
0.00
7,834,075.92
0.00
0.00
0.00
4,644.00
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
08/22/2006 12:38 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
08/22/2006 12:38 pm